REVENUE RECOGNITION Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Revenue Recognition and Deferred Revenue [Abstract]
Revenue from LiDAR sensors and critical components		$ 4,384	$ 4,386
Revenues from application engineering services		29,882	$ 13,855
Sale of machinery including adjustments	$ 10,000
Revenue recognized over time from machinery adjustments		993
Revenues from transferring control of machinery to customer		7,156
Deferred revenues recognized		207
Performance obligations transaction price	12,888	12,888
Deferred revenues	$ 0	$ 0